Consolidated Statement of Cash Flows (Parenthetical) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
DisclosureOfReconciliationsOfLiabilitiesArisingFromFinancingActivitiesLineItems [Line Items]
Net cash from financing activities		₨ 63,089	₨ (1,026,163)	₨ 5,132,969
Cash flow net, financing activities		160,596	(106,182)	(1,738,629)
Investing activities, financing activities	[1]	9,756	13,854	24,168
Other changes, financing activities	[2]
Opening balance, Lease liabilities		238,149	215,742	251,228
Addition/(deletion) Lease liabilities		148,080	79,896	13,050
Proceeds/ (repayment) Lease liabilities		(110,827)	(90,097)	(80,803)
Interest element on lease liabilities Lease liabilities		38,101	32,608	32,267
Ending balance, Lease liabilities		313,503	238,149	215,742
Proceeds from vehicle loan		9,756	90,097	24,168
Long-term borrowings [member]
DisclosureOfReconciliationsOfLiabilitiesArisingFromFinancingActivitiesLineItems [Line Items]
Opening balance, financing activities		30,880	232,291	441,054
Cash flow net, financing activities		(13,827)	(215,265)	(232,931)
Investing activities, financing activities	[1]	9,756	13,854	24,168
Other changes, financing activities	[2]
Ending balance, financing activities		26,809	30,880	232,291
Short-term borrowings [member]
DisclosureOfReconciliationsOfLiabilitiesArisingFromFinancingActivitiesLineItems [Line Items]
Opening balance, financing activities		514,984	405,901	1,911,599
Cash flow net, financing activities		174,423	109,083	(1,505,698)
Investing activities, financing activities	[1]
Other changes, financing activities	[2]
Ending balance, financing activities		689,407	514,984	405,901
Liabilities From Financing Activities [member]
DisclosureOfReconciliationsOfLiabilitiesArisingFromFinancingActivitiesLineItems [Line Items]
Opening balance, financing activities		545,864	638,192	2,352,653
Ending balance, financing activities		716,216	545,864	638,192
Lease liabilities [member]
DisclosureOfReconciliationsOfLiabilitiesArisingFromFinancingActivitiesLineItems [Line Items]
Opening balance, Lease liabilities		238,149	215,742	251,228
Addition/(deletion) Lease liabilities		148,080	79,896	13,050
Proceeds/ (repayment) Lease liabilities		(110,827)	(90,097)	(80,803)
Interest element on lease liabilities Lease liabilities		38,101	32,608	32,267
Ending balance, Lease liabilities		₨ 313,503	₨ 238,149	₨ 215,742

[1]	In the statement of cash flows, proceeds from vehicle loan of INR 9,756 (March 31, 2025: 90,097 and March 31, 2024: INR 24,168) has been adjusted against purchase of property, plant and equipment, i.e., these are non cash transactions from Group’s perspective.
[2]	includes adjustment for ancillary borrowing cost, unrealized / realized foreign exchange gain / loss.